COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 29, 2012	Sep. 30, 2014 acre	Sep. 30, 2013	Dec. 31, 2013 sqft	Dec. 31, 2012
Other Commitments [Line Items]
Lease agreement term	3 years	3 years
Net rentable square feet area for which rent is payable		2,390		2,390
Annual base rent per rentable square foot (in dollars per square foot)		18.50		18.50
Annual base rent		$ 44,215		$ 44,215
Operating Leases, Rent Expense, Net		$ 35,694	$ 33,759	$ 45,012	$ 28,050